UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Greater China Growth Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance

Greater China Growth Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
China — 44.1%
Auto Components — 1.5%
Nexteer Automotive Group, Ltd.	869,000	$1,326,921

		$1,326,921

Automobiles — 1.2%
Great Wall Motor Co., Ltd., Class H	976,500	$1,042,932

		$1,042,932

Banks — 5.5%
China Construction Bank Corp., Class H	3,069,110	$2,533,331
Industrial & Commercial Bank of China, Ltd., Class H	3,646,000	2,434,417

		$4,967,748

Electrical Equipment — 0.5%
Zhuzhou CRRC Times Electric Co., Ltd., Class H	78,500	$414,192

		$414,192

Electronic Equipment, Instruments & Components — 0.8%
AAC Technologies Holdings, Inc.	68,500	$742,359

		$742,359

Food Products — 2.2%
China Mengniu Dairy Co., Ltd.	731,000	$1,477,683
Foshan Haitian Flavouring & Food Co., Ltd., Class A	94,900	542,046

		$2,019,729

Gas Utilities — 0.9%
China Resources Gas Group, Ltd.	274,000	$839,653

		$839,653

Hotels, Restaurants & Leisure — 1.3%
Yum China Holdings, Inc.(1)	30,296	$1,163,669

		$1,163,669

Household Durables — 3.0%
Haier Electronics Group Co., Ltd.	1,052,000	$2,673,914

		$2,673,914

Insurance — 6.0%
China Pacific Insurance (Group) Co., Ltd., Class H	345,000	$1,378,783
Ping An Insurance (Group) Co. of China, Ltd., Class H	638,000	4,083,062

		$5,461,845

Internet Software & Services — 9.8%
Tencent Holdings, Ltd.	257,100	$8,835,845

		$8,835,845

Oil, Gas & Consumable Fuels — 1.0%
China Petroleum & Chemical Corp., Class H	1,134,000	$928,922

		$928,922

1

Security	Shares	Value
Personal Products — 0.5%
Hengan International Group Co., Ltd.	70,000	$490,837

		$490,837

Pharmaceuticals — 0.8%
Sino Biopharmaceutical, Ltd.	827,000	$737,748

		$737,748

Real Estate Management & Development — 2.9%
China Overseas Land & Investment, Ltd.	876,000	$2,629,084

		$2,629,084

Textiles, Apparel & Luxury Goods — 2.1%
ANTA Sports Products, Ltd.	657,000	$1,942,561

		$1,942,561

Wireless Telecommunication Services — 4.1%
China Mobile, Ltd.	331,500	$3,673,982

		$3,673,982

Total China (identified cost $26,246,710)		$39,891,941

Hong Kong — 28.3%
Capital Markets — 3.6%
Hong Kong Exchanges and Clearing, Ltd.	129,721	$3,271,409

		$3,271,409

Equity Real Estate Investment Trusts (REITs) — 3.3%
Link REIT	379,000	$2,989,337

		$2,989,337

Food & Staples Retailing — 0.6%
Dairy Farm International Holdings, Ltd.	65,100	$520,318

		$520,318

Food Products — 1.0%
Vitasoy International Holdings, Ltd.	406,000	$849,310

		$849,310

Hotels, Restaurants & Leisure — 3.2%
Sands China, Ltd.	634,400	$2,925,005

		$2,925,005

Household Durables — 2.5%
Techtronic Industries Co., Ltd.	477,000	$2,254,059

		$2,254,059

Industrial Conglomerates — 2.0%
CK Hutchison Holdings, Ltd.	137,356	$1,788,880

		$1,788,880

Insurance — 8.5%
AIA Group, Ltd.	1,090,200	$7,713,764

		$7,713,764

2

Security	Shares	Value
Real Estate Management & Development — 3.6%
Cheung Kong Property Holdings, Ltd.	303,856	$2,278,069
Hongkong Land Holdings, Ltd.	125,800	950,890

		$3,228,959

Total Hong Kong (identified cost $17,041,250)		$25,541,041

Luxembourg — 1.3%
Textiles, Apparel & Luxury Goods — 1.3%
Samsonite International SA	285,900	$1,147,864

		$1,147,864

Total Luxembourg (identified cost $707,069)		$1,147,864

Taiwan — 24.1%
Banks — 2.0%
CTBC Financial Holding Co., Ltd.	2,782,881	$1,770,592

		$1,770,592

Electronic Equipment, Instruments & Components — 5.9%
Delta Electronics, Inc.	158,000	$871,256
Hon Hai Precision Industry Co., Ltd.	757,181	2,590,742
Largan Precision Co., Ltd.	12,000	1,893,253

		$5,355,251

Food & Staples Retailing — 3.2%
President Chain Store Corp.	321,000	$2,869,268

		$2,869,268

Insurance — 1.7%
Cathay Financial Holding Co., Ltd.	994,929	$1,558,182

		$1,558,182

Multiline Retail — 1.3%
Poya International Co., Ltd.	87,587	$1,201,706

		$1,201,706

Semiconductors & Semiconductor Equipment — 10.0%
MediaTek, Inc.	91,000	$695,452
Taiwan Semiconductor Manufacturing Co., Ltd.	1,229,839	8,337,288

		$9,032,740

Total Taiwan (identified cost $12,304,143)		$21,787,739

Total Common Stocks (identified cost $56,299,172)		$88,368,585

3

Short-Term Investments — 1.9%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.09%, 6/1/17	$1,755	$1,754,628

Total Short-Term Investments (identified cost $1,754,628)		$1,754,628

Total Investments — 99.7% (identified cost $58,053,800)		$90,123,213

Other Assets, Less Liabilities — 0.3%		$266,945

Net Assets — 100.0%		$90,390,158

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Fund did not have any open financial instruments at May 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,450,458

Gross unrealized appreciation	$34,237,431
Gross unrealized depreciation	(2,564,676)

Net unrealized appreciation	$31,672,755

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,163,669	$14,514,962		$—	$15,678,631
Consumer Staples	—	6,749,462		—	6,749,462
Energy	—	928,922		—	928,922
Financials	—	24,743,540		—	24,743,540
Health Care	—	737,748		—	737,748
Industrials	—	2,203,072		—	2,203,072
Information Technology	—	23,966,195		—	23,966,195
Real Estate	—	8,847,380		—	8,847,380
Telecommunication Services	—	3,673,982		—	3,673,982
Utilities	—	839,653		—	839,653
Total Common Stocks	$1,163,669	$87,204,916	*	$—	$88,368,585
Short-Term Investments	$—	$1,754,628		$—	$1,754,628
Total Investments	$1,163,669	$88,959,544		$—	$90,123,213

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 55.1%

Security	Shares	Value
Aerospace & Defense — 0.6%
Boeing Co. (The)	9,508	$1,783,986
United Technologies Corp.	14,210	1,723,389

		$3,507,375

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	9,152	$969,837

		$969,837

Auto Components — 0.8%
Compagnie Generale des Etablissements Michelin, Class B	9,802	$1,238,719
Continental AG	5,648	1,257,972
Delphi Automotive PLC	10,314	907,323
Valeo SA	18,159	1,267,183

		$4,671,197

Automobiles — 0.8%
Bayerische Motoren Werke AG	14,406	$1,350,989
Daimler AG	30,410	2,211,382
Volkswagen AG, PFC Shares	8,115	1,222,820

		$4,785,191

Banks — 7.1%
Banco Bilbao Vizcaya Argentaria SA	158,884	$1,300,380
Banco Santander SA	301,067	1,960,253
Bankinter SA	55,149	508,320
BNP Paribas SA	21,066	1,487,267
Chemical Financial Corp.	33,165	1,491,430
Citigroup, Inc.	50,312	3,045,889
Commerzbank AG(1)	63,645	671,692
CVB Financial Corp.	67,727	1,374,858
Danske Bank A/S	35,344	1,323,489
DNB ASA	74,527	1,263,875
Glacier Bancorp, Inc.	45,493	1,467,604
Great Western Bancorp, Inc.	26,219	992,651
HSBC Holdings PLC	312,052	2,717,175
ING Groep NV	93,682	1,572,336
JPMorgan Chase & Co.	42,023	3,452,190
KBC Group NV	17,460	1,314,873
Nordea Bank AB	100,571	1,288,650
Old National Bancorp	96,921	1,531,352
PNC Financial Services Group, Inc. (The)	16,420	1,949,054
Skandinaviska Enskilda Banken AB, Class A	122,331	1,473,925
Societe Generale SA	16,922	887,416
Standard Chartered PLC(1)	61,269	578,770
SunTrust Banks, Inc.	14,725	785,873
Svenska Handelsbanken AB, Class A	47,039	661,582
Swedbank AB, Class A	53,150	1,279,084
U.S. Bancorp	41,708	2,122,520

Security	Shares	Value
United Bankshares, Inc.	38,676	$1,479,357
Westamerica Bancorporation	23,753	1,218,766

		$41,200,631

Beverages — 0.4%
Coca-Cola Co. (The)	27,250	$1,239,058
Diageo PLC	19,466	585,121
PepsiCo, Inc.	6,394	747,267

		$2,571,446

Capital Markets — 4.4%
3i Group PLC	139,237	$1,607,359
Ameriprise Financial, Inc.	13,321	1,609,044
Bank of New York Mellon Corp. (The)	35,638	1,679,263
BlackRock, Inc.	3,750	1,534,650
Charles Schwab Corp. (The)	43,049	1,668,149
CME Group, Inc.	5,707	669,374
Credit Suisse Group AG	37,338	509,903
Deutsche Boerse AG	11,235	1,169,293
FactSet Research Systems, Inc.	3,953	654,973
Franklin Resources, Inc.	37,833	1,581,041
Goldman Sachs Group, Inc. (The)	9,425	1,991,125
Intercontinental Exchange, Inc.	11,525	693,690
Moody’s Corp.	12,262	1,452,434
Morgan Stanley	20,838	869,778
Northern Trust Corp.	19,288	1,686,543
Partners Group Holding AG	2,075	1,272,222
S&P Global, Inc.	5,600	799,736
Schroders PLC	15,109	615,144
State Street Corp.	9,274	755,460
T. Rowe Price Group, Inc.	19,867	1,399,431
UBS Group AG	79,102	1,260,767

		$25,479,379

Chemicals — 1.6%
Air Products and Chemicals, Inc.	5,146	$741,333
Croda International PLC	16,485	843,070
Dow Chemical Co. (The)	15,575	965,027
E.I. du Pont de Nemours & Co.	11,513	908,606
Eastman Chemical Co.	7,451	596,900
Ecolab, Inc.	7,259	964,285
LyondellBasell Industries NV, Class A	7,059	568,391
Monsanto Co.	7,591	891,335
PPG Industries, Inc.	9,992	1,062,749
Praxair, Inc.	7,747	1,024,851
Sherwin-Williams Co. (The)	2,189	726,244

		$9,292,791

Commercial Services & Supplies — 0.1%
Deluxe Corp.	8,990	$612,758

		$612,758

Communications Equipment — 0.6%
Cisco Systems, Inc.	64,577	$2,036,113
InterDigital, Inc.	15,598	1,263,438

		$3,299,551

Security	Shares	Value
Consumer Finance — 0.7%
American Express Co.	21,831	$1,679,677
Capital One Financial Corp.	18,761	1,443,096
Discover Financial Services	10,825	635,428

		$3,758,201

Containers & Packaging — 0.3%
Ball Corp.	18,650	$762,785
International Paper Co.	13,376	707,323

		$1,470,108

Distributors — 0.2%
Genuine Parts Co.	11,596	$1,074,022

		$1,074,022

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	20,332	$3,360,473
Industrivarden AB, Class C	61,273	1,446,815

		$4,807,288

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	58,680	$2,260,941
Verizon Communications, Inc.	28,449	1,326,861

		$3,587,802

Electric Utilities — 0.3%
American Electric Power Co., Inc.	8,452	$606,685
Duke Energy Corp.	7,189	615,953
NextEra Energy, Inc.	4,769	674,527

		$1,897,165

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	13,259	$797,927
Corning, Inc.	27,354	796,001
TE Connectivity, Ltd.	11,636	917,498
Vishay Intertechnology, Inc.	81,491	1,332,378

		$3,843,804

Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	11,543	$636,596
Halliburton Co.	22,955	1,037,337
John Wood Group PLC	56,922	525,944
Schlumberger, Ltd.	22,107	1,538,426
Subsea 7 SA	36,350	522,575
TechnipFMC PLC(1)	19,885	575,671

		$4,836,549

Equity Real Estate Investment Trusts (REITs) — 0.4%
British Land Co. PLC (The)	60,883	$497,627
Derwent London PLC	15,238	543,776
Hammerson PLC	101,837	769,506
Land Securities Group PLC	40,111	553,549

		$2,364,458

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	3,575	$645,037
CVS Health Corp.	8,391	644,681

Security	Shares	Value
Wal-Mart Stores, Inc.	14,872	$1,168,939
Walgreens Boots Alliance, Inc.	11,025	893,245

		$3,351,902

Food Products — 0.3%
Mondelez International, Inc., Class A	13,442	$626,263
Nestle SA	15,758	1,345,442

		$1,971,705

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	15,318	$981,424
Compass Group PLC	45,190	974,978
InterContinental Hotels Group PLC	12,280	693,232
McDonald’s Corp.	16,215	2,446,681
Sodexo SA	9,839	1,342,828
Starbucks Corp.	30,627	1,948,184
Whitbread PLC	10,200	563,964

		$8,951,291

Household Products — 0.5%
Procter & Gamble Co. (The)	23,399	$2,061,218
Reckitt Benckiser Group PLC	5,511	565,232

		$2,626,450

Industrial Conglomerates — 1.6%
3M Co.	10,098	$2,064,738
General Electric Co.	115,246	3,155,436
Honeywell International, Inc.	14,359	1,909,603
Roper Technologies, Inc.	4,319	981,277
Siemens AG	6,484	927,332

		$9,038,386

Insurance — 6.8%
Aflac, Inc.	8,621	$649,851
Ageas	16,133	651,711
Alleghany Corp.(1)	2,535	1,488,907
Allianz SE	14,081	2,708,480
Allstate Corp. (The)	19,504	1,683,975
American Financial Group, Inc.	17,795	1,776,831
American International Group, Inc.	28,850	1,835,725
Aon PLC	12,000	1,570,920
Aviva PLC	110,145	747,293
AXA SA	53,461	1,427,524
Baloise Holding AG	4,900	750,515
Chubb, Ltd.	12,882	1,844,574
Hartford Financial Services Group, Inc.	31,541	1,557,810
Loews Corp.	32,840	1,548,734
Marsh & McLennan Cos., Inc.	19,817	1,537,007
MetLife, Inc.	30,079	1,521,697
Muenchener Rueckversicherungs-Gesellschaft AG	8,866	1,750,686
Progressive Corp. (The)	42,675	1,810,700
Prudential Financial, Inc.	16,557	1,736,001
Prudential PLC	37,078	831,897
Sampo Oyj, Class A	30,692	1,557,132
SCOR SE	13,852	544,991
St. James’s Place PLC	41,750	631,481

Security	Shares	Value
Swiss Life Holding AG	1,968	$657,380
Swiss Re AG	18,138	1,653,831
Travelers Cos., Inc. (The)	12,122	1,513,432
Willis Towers Watson PLC	10,532	1,544,307
Zurich Insurance Group AG	6,775	1,993,502

		$39,526,894

Internet & Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	5,059	$5,031,782
Priceline Group, Inc. (The)(1)	753	1,413,449

		$6,445,231

Internet Software & Services — 2.2%
Alphabet, Inc., Class A(1)	4,034	$3,981,921
Alphabet, Inc., Class C(1)	2,970	2,865,634
eBay, Inc.(1)	26,952	924,454
Facebook, Inc., Class A(1)	26,030	3,942,504
Rightmove PLC	9,075	507,024
Yahoo! Inc.(1)	16,486	829,576

		$13,051,113

IT Services — 2.8%
Accenture PLC, Class A	11,824	$1,471,733
Automatic Data Processing, Inc.	12,328	1,262,017
Cardtronics PLC, Class A(1)	30,418	1,041,817
Cognizant Technology Solutions Corp., Class A	10,465	700,213
Fidelity National Information Services, Inc.	13,807	1,185,607
Fiserv, Inc.(1)	14,599	1,828,963
International Business Machines Corp.	13,853	2,114,384
Mastercard, Inc., Class A	17,356	2,132,705
Paychex, Inc.	18,639	1,103,988
PayPal Holdings, Inc.(1)	17,268	901,562
Visa, Inc., Class A	27,904	2,657,298

		$16,400,287

Machinery — 0.5%
Caterpillar, Inc.	10,734	$1,131,686
Cummins, Inc.	5,349	843,537
Ingersoll-Rand PLC	11,639	1,042,854

		$3,018,077

Media — 1.4%
Comcast Corp., Class A	76,508	$3,189,618
Liberty Global PLC, Class C(1)	17,454	518,733
Omnicom Group, Inc.	11,286	944,864
Twenty-First Century Fox, Inc., Class A	39,475	1,070,562
Walt Disney Co. (The)	24,287	2,621,539

		$8,345,316

Metals & Mining — 0.3%
Kaiser Aluminum Corp.	14,029	$1,155,429
Rio Tinto PLC	18,697	746,642

		$1,902,071

Multi-Utilities — 0.1%
Dominion Energy, Inc.	7,454	$602,060

		$602,060

Security	Shares	Value
Multiline Retail — 0.1%
Target Corp.	10,326	$569,479

		$569,479

Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp.	25,769	$2,666,576
ConocoPhillips	18,025	805,537
EOG Resources, Inc.	11,277	1,018,426
Exxon Mobil Corp.	49,278	3,966,879
Kinder Morgan, Inc.	29,238	548,505
Occidental Petroleum Corp.	16,877	994,561
Phillips 66	13,279	1,010,665
Pioneer Natural Resources Co.	3,827	638,573
Valero Energy Corp.	8,404	516,594

		$12,166,316

Pharmaceuticals — 1.0%
GlaxoSmithKline PLC	34,751	$760,670
Johnson & Johnson	26,578	3,408,628
Novartis AG	9,842	805,422
Roche Holding AG PC	2,975	816,783

		$5,791,503

Professional Services — 0.3%
RELX PLC	68,895	$1,477,627

		$1,477,627

Road & Rail — 0.4%
Union Pacific Corp.	18,717	$2,064,485

		$2,064,485

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Energy Industries, Inc.(1)	32,426	$2,494,532
Analog Devices, Inc.	9,280	795,853
Applied Materials, Inc.	26,727	1,226,235
Broadcom, Ltd.	4,897	1,172,734
Intel Corp.	63,013	2,275,399
MKS Instruments, Inc.	23,929	1,956,196
QUALCOMM, Inc.	18,442	1,056,173
Silicon Laboratories, Inc.(1)	24,701	1,847,635
Texas Instruments, Inc.	16,098	1,327,924
Xperi Corp.	36,976	1,133,314

		$15,285,995

Software — 2.2%
Adobe Systems, Inc.(1)	7,746	$1,098,848
CDK Global, Inc.	11,853	728,485
Intuit, Inc.	10,466	1,471,938
Microsoft Corp.	90,140	6,295,378
Oracle Corp.	43,086	1,955,674
Sage Group PLC (The)	63,474	589,766
salesforce.com, inc.(1)	8,707	780,495

		$12,920,584

Specialty Retail — 1.3%
Hennes & Mauritz AB, Class B	42,736	$1,063,000
Home Depot, Inc. (The)	20,387	3,129,608
Industria de Diseno Textil SA	37,212	1,524,913

Security	Shares	Value
Lowe’s Cos., Inc.	11,067	$871,748
TJX Cos., Inc. (The)	16,426	1,235,399

		$7,824,668

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	63,149	$9,646,641
Electronics for Imaging, Inc.(1)	27,656	1,311,448
Hewlett Packard Enterprise Co.	32,906	618,962

		$11,577,051

Textiles, Apparel & Luxury Goods — 1.2%
adidas AG	6,661	$1,276,964
Compagnie Financiere Richemont SA, Class A	16,460	1,377,310
Hermes International	1,135	561,033
LVMH Moet Hennessy Louis Vuitton SE	7,410	1,894,010
NIKE, Inc., Class B	24,416	1,293,804
Swatch Group AG (The), Bearer Shares	1,781	690,051

		$7,093,172

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG	17,381	$726,519

		$726,519

Tobacco — 0.5%
Altria Group, Inc.	12,151	$916,671
British American Tobacco PLC	12,060	862,804
Philip Morris International, Inc.	11,064	1,325,467

		$3,104,942

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC	293,269	$875,811

		$875,811

Total Common Stocks (identified cost $264,880,750)		$320,738,488

U.S. Treasury Obligations — 4.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
0.875%, 4/15/19	$1,003	$995,633
1.00%, 8/15/18	3,282	3,273,723
1.00%, 3/15/19	2,089	2,078,950
1.25%, 11/30/18	1,776	1,775,877
1.375%, 7/31/18	2,671	2,675,603
1.375%, 9/30/18	433	434,163
1.50%, 8/31/18	1,232	1,236,035
1.50%, 12/31/18	5,263	5,283,256
1.50%, 2/28/19	1,672	1,678,425
1.625%, 3/31/19	1,656	1,667,034
1.625%, 4/30/19	3,134	3,154,957

Total U.S. Treasury Obligations (identified cost $24,218,918)		$24,253,656

Exchange-Traded Funds(2) — 27.5%

Security	Shares	Value
Equity Funds — 5.7%
iShares MSCI Brazil Capped ETF	94,300	$3,316,531
iShares MSCI South Korea Capped ETF	63,800	4,320,536
iShares MSCI Taiwan Capped ETF	112,600	3,871,188
VanEck Vectors Junior Gold Miners ETF	442,676	13,913,307
VanEck Vectors Russia ETF	191,700	3,787,992
WisdomTree India Earnings Fund	162,800	4,056,976

		$33,266,530

Fixed Income Funds — 19.9%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	1,644,000	$41,814,482
iShares 0-5 Year High Yield Corporate Bond ETF	1,172,660	56,322,860
iShares MBS ETF	166,000	17,815,120

		$115,952,462

Short-Term Fixed Income Funds — 1.9%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,079,910

		$11,079,910

Total Exchange-Traded Funds (identified cost $156,546,623)		$160,298,902

Rights(1) — 0.0%(3)

Security	Shares	Value
Credit Suisse Group AG, Exp. 6/7/17	37,338	$17,348

Total Rights (identified cost $0)		$17,348

Short-Term Investments — 12.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.08%(4)	73,039,779	$73,068,995

Total Short-Term Investments (identified cost $73,062,505)		$73,068,995

Total Investments — 99.4% (identified cost $518,708,796)		$578,377,389

Other Assets, Less Liabilities — 0.6%		$3,395,287

Net Assets — 100.0%		$581,772,676

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2017 was $377,330.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	57.3%	$333,532,577
United Kingdom	4.0	23,189,764
Germany	2.6	15,274,129
Switzerland	2.4	14,067,974
France	1.8	10,650,971
Sweden	1.3	7,213,056
Spain	0.9	5,293,866
Belgium	0.4	1,966,584
Netherlands	0.3	1,572,336
Finland	0.3	1,557,132
Denmark	0.2	1,323,489
Norway	0.2	1,263,875
Singapore	0.2	1,172,734
Exchange-Traded Funds	27.5	160,298,902

Total Investments	99.4%	$578,377,389

Futures Contracts

Description	Contracts	Position	Expiration Month/ Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
E-mini MSCI Emerging Markets Index	840	Long	Jun-17	$39,432,926	$42,159,600	$2,726,674
Russell 2000 Index Mini	380	Long	Jun-17	25,959,449	26,012,900	53,451

						$2,780,125

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

At May 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: During the fiscal year to date ended May 31, 2017, the Fund engaged in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

At May 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $2,780,125.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$518,785,658

Gross unrealized appreciation	$64,936,798
Gross unrealized depreciation	(5,345,067)

Net unrealized appreciation	$59,591,731

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$29,248,219	$20,511,348		$—	$49,759,567
Consumer Staples	10,267,846	3,358,599		—	13,626,445
Energy	15,954,346	1,048,519		—	17,002,865
Financials	70,695,380	44,803,532		—	115,498,912
Health Care	3,408,628	2,382,875		—	5,791,503
Industrials	18,283,586	2,404,959		—	20,688,545
Information Technology	75,281,595	1,096,790		—	76,378,385
Materials	11,075,258	1,589,712		—	12,664,970
Real Estate	—	2,364,458		—	2,364,458
Telecommunication Services	3,587,802	875,811		—	4,463,613
Utilities	2,499,225	—		—	2,499,225
Total Common Stocks	$240,301,885	$80,436,603	*	$—	$320,738,488
U.S. Treasury Obligations	$—	$24,253,656		$—	$24,253,656
Exchange-Traded Funds	160,298,902	—		—	160,298,902
Rights	17,348	—		—	17,348
Short-Term Investments	—	73,068,995		—	73,068,995
Total Investments	$400,618,135	$177,759,254		$—	$578,377,389
Futures Contracts	$2,780,125	$—		$—	$2,780,125
Total	$403,398,260	$177,759,254		$—	$581,157,514

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Richard Bernstein Equity Strategy Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 78.1%

Security	Shares	Value
Aerospace & Defense — 0.8%
Boeing Co. (The)	15,449	$2,898,696
United Technologies Corp.	37,112	4,500,943

		$7,399,639

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	33,373	$3,536,537

		$3,536,537

Auto Components — 0.8%
Compagnie Generale des Etablissements Michelin, Class B	16,356	$2,066,975
Continental AG	9,599	2,137,974
Delphi Automotive PLC	37,223	3,274,507

		$7,479,456

Automobiles — 0.9%
Bayerische Motoren Werke AG	22,864	$2,144,177
Daimler AG	46,553	3,385,282
Volkswagen AG, PFC Shares	13,789	2,077,815

		$7,607,274

Banks — 7.7%
Banco Bilbao Vizcaya Argentaria SA	269,989	$2,209,714
Banco Santander SA	442,086	2,878,430
BNP Paribas SA	32,701	2,308,702
Chemical Financial Corp.	50,939	2,290,727
Citigroup, Inc.	74,362	4,501,876
CVB Financial Corp.	120,668	2,449,560
Danske Bank A/S	57,611	2,157,298
DNB ASA	126,643	2,147,691
Glacier Bancorp, Inc.	71,620	2,310,461
Great Western Bancorp, Inc.	65,364	2,474,681
HSBC Holdings PLC	502,039	4,371,477
ING Groep NV	129,341	2,170,828
JPMorgan Chase & Co.	92,179	7,572,505
Nordea Bank AB	170,898	2,189,774
Old National Bancorp	179,530	2,836,574
PacWest Bancorp	37,756	1,762,073
PNC Financial Services Group, Inc. (The)	38,056	4,517,247
Societe Generale SA	40,138	2,104,899
SunTrust Banks, Inc.	48,474	2,587,057
Svenska Handelsbanken AB, Class A	73,246	1,030,171
Swedbank AB, Class A	89,003	2,141,906
U.S. Bancorp	81,541	4,149,622
United Bankshares, Inc.	78,406	2,999,030
Westamerica Bancorporation	36,798	1,888,105

		$68,050,408

1

Security	Shares	Value
Beverages — 0.2%
PepsiCo, Inc.	17,797	$2,079,935

		$2,079,935

Biotechnology — 0.2%
Celgene Corp.(1)	18,253	$2,088,326

		$2,088,326

Capital Markets — 7.3%
3i Group PLC	445,537	$5,143,302
Ameriprise Financial, Inc.	34,605	4,179,938
Bank of New York Mellon Corp. (The)	85,584	4,032,718
BlackRock, Inc.	9,403	3,848,084
Charles Schwab Corp. (The)	111,830	4,333,412
CME Group, Inc.	18,788	2,203,645
Deutsche Boerse AG	10,871	1,131,409
FactSet Research Systems, Inc.	13,820	2,289,836
Franklin Resources, Inc.	98,279	4,107,079
Goldman Sachs Group, Inc. (The)	20,657	4,363,998
Intercontinental Exchange, Inc.	37,950	2,284,211
Moody’s Corp.	18,573	2,199,972
Morgan Stanley	68,597	2,863,239
Northern Trust Corp.	50,106	4,381,269
Partners Group Holding AG	3,526	2,161,858
S&P Global, Inc.	18,434	2,632,560
Schroders PLC	88,637	3,608,746
State Street Corp.	30,529	2,486,892
T. Rowe Price Group, Inc.	51,610	3,635,408
UBS Group AG	129,885	2,070,172

		$63,957,748

Chemicals — 3.2%
Air Products and Chemicals, Inc.	12,732	$1,834,172
Croda International PLC	76,720	3,923,589
Dow Chemical Co. (The)	34,896	2,162,156
E.I. du Pont de Nemours & Co.	27,794	2,193,503
Eastman Chemical Co.	24,530	1,965,098
Ecolab, Inc.	16,670	2,214,443
HB Fuller Co.	44,391	2,252,843
LyondellBasell Industries NV, Class A	20,574	1,656,619
Monsanto Co.	19,382	2,275,834
PPG Industries, Inc.	16,554	1,760,683
Praxair, Inc.	15,970	2,112,671
RPM International, Inc.	40,105	2,174,894
Sherwin-Williams Co. (The)	6,244	2,071,572

		$28,598,077

Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	41,265	$1,776,046
Deluxe Corp.	29,596	2,017,263
UniFirst Corp.	17,119	2,425,762

		$6,219,071

Communications Equipment — 0.9%
Cisco Systems, Inc.	157,653	$4,970,799
InterDigital, Inc.	33,483	2,712,123

		$7,682,922

2

Security	Shares	Value
Consumer Finance — 1.1%
American Express Co.	53,967	$4,152,221
Capital One Financial Corp.	48,735	3,748,696
Discover Financial Services	35,634	2,091,716

		$9,992,633

Containers & Packaging — 0.7%
Avery Dennison Corp.	25,585	$2,155,792
Ball Corp.	51,236	2,095,553
International Paper Co.	44,033	2,328,465

		$6,579,810

Distributors — 0.2%
Genuine Parts Co.	18,386	$1,702,911

		$1,702,911

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	40,394	$6,676,320

		$6,676,320

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	121,928	$4,697,886
Verizon Communications, Inc.	38,279	1,785,333

		$6,483,219

Electronic Equipment, Instruments & Components — 1.2%
CDW Corp.	43,650	$2,626,857
Corning, Inc.	90,047	2,620,368
TE Connectivity, Ltd.	35,965	2,835,840
Vishay Intertechnology, Inc.	145,634	2,381,116

		$10,464,181

Energy Equipment & Services — 1.7%
Baker Hughes, Inc.	38,000	$2,095,700
Halliburton Co.	60,091	2,715,512
Helmerich & Payne, Inc.	29,635	1,560,579
John Wood Group PLC	361,982	3,344,618
Schlumberger, Ltd.	50,705	3,528,561
TechnipFMC PLC(1)	65,459	1,895,038

		$15,140,008

Equity Real Estate Investment Trusts (REITs) — 0.5%
Derwent London PLC	37,963	$1,354,731
Hammerson PLC	209,329	1,581,742
Land Securities Group PLC	98,460	1,358,790

		$4,295,263

Food & Staples Retailing — 0.2%
Walgreens Boots Alliance, Inc.	21,476	$1,739,986

		$1,739,986

Food Products — 0.5%
Nestle SA	50,949	$4,350,104

		$4,350,104

Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	31,376	$2,010,260
Compass Group PLC	211,190	4,556,439
InterContinental Hotels Group PLC	21,447	1,210,729
McDonald’s Corp.	32,051	4,836,175

3

Security	Shares	Value
Sodexo SA	16,719	$2,281,812
Starbucks Corp.	51,170	3,254,924
Whitbread PLC	54,750	3,027,158
Wyndham Worldwide Corp.	18,330	1,851,147

		$23,028,644

Household Products — 0.4%
Procter & Gamble Co. (The)	17,702	$1,559,369
Reckitt Benckiser Group PLC	18,141	1,860,619

		$3,419,988

Industrial Conglomerates — 1.8%
3M Co.	33,103	$6,768,570
General Electric Co.	166,823	4,567,614
Honeywell International, Inc.	12,952	1,722,487
Roper Technologies, Inc.	11,167	2,537,142

		$15,595,813

Insurance — 9.1%
Aflac, Inc.	28,380	$2,139,284
Alleghany Corp.(1)	4,804	2,821,581
Allianz SE	17,989	3,460,184
Allstate Corp. (The)	50,667	4,374,589
American Financial Group, Inc.	43,045	4,298,043
American International Group, Inc.	59,453	3,782,994
Aon PLC	31,173	4,080,858
AXA SA	82,305	2,197,721
Baloise Holding AG	14,691	2,250,166
Chubb, Ltd.	27,475	3,934,145
Hannover Rueck SE	18,607	2,218,208
Hartford Financial Services Group, Inc.	81,934	4,046,720
Loews Corp.	85,308	4,023,125
Marsh & McLennan Cos., Inc.	30,146	2,338,124
MetLife, Inc.	78,136	3,952,900
Muenchener Rueckversicherungs-Gesellschaft AG	11,365	2,244,140
Progressive Corp. (The)	110,857	4,703,663
Prudential Financial, Inc.	43,011	4,509,703
Prudential PLC	174,843	3,922,846
Sampo Oyj, Class A	20,903	1,060,496
SCOR SE	29,277	1,151,870
Swiss Re AG	24,396	2,224,438
Travelers Cos., Inc. (The)	29,957	3,740,132
Willis Towers Watson PLC	27,361	4,011,944
Zurich Insurance Group AG	8,264	2,431,631

		$79,919,505

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.(1)	7,700	$7,658,574
Priceline Group, Inc. (The)(1)	1,790	3,359,991

		$11,018,565

Internet Software & Services — 3.3%
Alphabet, Inc., Class A(1)	8,261	$8,154,351
Alphabet, Inc., Class C(1)	8,283	7,991,935
eBay, Inc.(1)	55,778	1,913,185
Facebook, Inc., Class A(1)	57,296	8,678,052
Yahoo! Inc.(1)	44,381	2,233,252

		$28,970,775

4

Security	Shares	Value
IT Services — 5.3%
Accenture PLC, Class A	33,823	$4,209,949
Automatic Data Processing, Inc.	63,778	6,528,954
Cardtronics PLC, Class A(1)	54,808	1,877,174
Cognizant Technology Solutions Corp., Class A	19,048	1,274,502
Fidelity National Information Services, Inc.	20,781	1,784,464
Fiserv, Inc.(1)	47,000	5,888,160
International Business Machines Corp.	21,100	3,220,493
Mastercard, Inc., Class A	48,637	5,976,515
Paychex, Inc.	99,122	5,870,996
PayPal Holdings, Inc.(1)	55,778	2,912,169
Visa, Inc., Class A	71,946	6,851,418

		$46,394,794

Machinery — 0.9%
Caterpillar, Inc.	23,886	$2,518,301
Cummins, Inc.	7,370	1,162,249
Ingersoll-Rand PLC	27,142	2,431,923
ITT, Inc.	47,907	1,820,945

		$7,933,418

Media — 2.0%
Comcast Corp., Class A	164,788	$6,870,012
Liberty Global PLC, Class C(1)	43,579	1,295,168
Omnicom Group, Inc.	23,769	1,989,941
Twenty-First Century Fox, Inc., Class A	66,904	1,814,436
Walt Disney Co. (The)	49,221	5,312,915

		$17,282,472

Metals & Mining — 0.5%
Rio Tinto PLC	117,919	$4,708,954

		$4,708,954

Multiline Retail — 0.2%
Target Corp.	28,315	$1,561,572

		$1,561,572

Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	60,676	$6,278,753
ConocoPhillips	41,904	1,872,690
EOG Resources, Inc.	28,508	2,574,557
Exxon Mobil Corp.	100,303	8,074,392
Kinder Morgan, Inc.	96,249	1,805,631
Occidental Petroleum Corp.	43,766	2,579,130
Phillips 66	35,244	2,682,421
Pioneer Natural Resources Co.	12,599	2,102,269
Valero Energy Corp.	27,666	1,700,629

		$29,670,472

Pharmaceuticals — 1.7%
Johnson & Johnson	61,285	$7,859,801
Merck & Co., Inc.	34,502	2,246,425
Novartis AG	16,997	1,390,953
Pfizer, Inc.	61,213	1,998,605
Roche Holding AG PC	3,958	1,086,664

		$14,582,448

5

Security	Shares	Value
Professional Services — 0.5%
RELX PLC	206,526	$4,429,471

		$4,429,471

Road & Rail — 0.4%
Union Pacific Corp.	31,024	$3,421,947

		$3,421,947

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Energy Industries, Inc.(1)	58,534	$4,503,021
Analog Devices, Inc.	30,549	2,619,882
Applied Materials, Inc.	87,982	4,036,614
Broadcom, Ltd.	11,928	2,856,518
Intel Corp.	134,140	4,843,795
MKS Instruments, Inc.	56,058	4,582,742
QUALCOMM, Inc.	36,194	2,072,830
Silicon Laboratories, Inc.(1)	42,109	3,149,753
Texas Instruments, Inc.	45,264	3,733,827
Xperi Corp.	65,349	2,002,947

		$34,401,929

Software — 4.1%
Adobe Systems, Inc.(1)	20,233	$2,870,253
CDK Global, Inc.	39,020	2,398,169
Intuit, Inc.	43,110	6,062,991
Microsoft Corp.	173,706	12,131,627
Oracle Corp.	162,912	7,394,576
Sage Group PLC (The)	348,034	3,233,742
salesforce.com, inc.(1)	24,814	2,224,327

		$36,315,685

Specialty Retail — 1.8%
Hennes & Mauritz AB, Class B	48,867	$1,215,500
Home Depot, Inc. (The)	46,709	7,170,299
Industria de Diseno Textil SA	58,485	2,396,661
Lowe’s Cos., Inc.	27,547	2,169,877
TJX Cos., Inc. (The)	42,086	3,165,288

		$16,117,625

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	123,323	$18,838,821
Electronics for Imaging, Inc.(1)	55,029	2,609,475
Hewlett Packard Enterprise Co.	66,476	1,250,414

		$22,698,710

Textiles, Apparel & Luxury Goods — 1.2%
adidas AG	11,320	$2,170,129
Compagnie Financiere Richemont SA, Class A	14,930	1,249,286
LVMH Moet Hennessy Louis Vuitton SE	11,632	2,973,160
NIKE, Inc., Class B	39,604	2,098,616
Swatch Group AG (The), Bearer Shares	4,987	1,932,220

		$10,423,411

6

Security	Shares	Value
Tobacco — 0.5%
British American Tobacco PLC	30,107	$2,153,933
Philip Morris International, Inc.	18,363	2,199,887

		$4,353,820

Total Common Stocks (identified cost $535,523,325)		$688,373,846

Exchange-Traded Funds — 6.7%

Security	Shares	Value
Equity Funds — 6.7%
iShares MSCI Brazil Capped ETF	216,000	$7,596,720
iShares MSCI South Korea Capped ETF	146,200	9,900,664
iShares MSCI Taiwan Capped ETF	258,050	8,871,759
VanEck Vectors Junior Gold Miners ETF	470,000	14,772,100
VanEck Vectors Russia ETF	439,500	8,684,520
WisdomTree India Earnings Fund	373,300	9,302,636

Total Exchange-Traded Funds (identified cost $53,985,274)		$59,128,399

Short-Term Investments — 14.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.08%(2)	130,121,075	$130,173,123

Total Short-Term Investments (identified cost $130,156,339)		$130,173,123

Total Investments — 99.6% (identified cost $719,664,938)		$877,675,368

Other Assets, Less Liabilities — 0.4%		$3,455,986

Net Assets — 100.0%		$881,131,354

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2017 was $633,855.

7

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	76.5%	$673,798,594
United Kingdom	6.8	60,255,599
Switzerland	2.7	23,983,332
Germany	2.4	20,969,318
France	1.7	15,085,139
Spain	0.9	7,484,805
Sweden	0.8	6,577,351
Singapore	0.3	2,856,518
Netherlands	0.3	2,170,828
Denmark	0.2	2,157,298
Norway	0.2	2,147,691
Finland	0.1	1,060,496
Exchange-Traded Funds	6.7	59,128,399

Total Investments	99.6%	$877,675,368

Futures Contracts

Description	Contracts	Position	Expiration Month/ Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
E-mini MSCI Emerging Markets Index	1,800	Long	Jun-17	$84,499,128	$90,342,000	$5,842,872
Russell 2000 Index Mini	400	Long	Jun-17	27,353,906	27,382,000	28,094

						$5,870,966

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

At May 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: During the fiscal year to date ended May 31, 2017, the Fund engaged in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

At May 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $5,870,966.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$719,859,746

Gross unrealized appreciation	$167,618,597
Gross unrealized depreciation	(9,802,975)

Net unrealized appreciation	$157,815,622

8

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$61,396,613	$34,825,317		$—	$96,221,930
Consumer Staples	7,579,177	8,364,656		—	15,943,833
Energy	41,465,862	3,344,618		—	44,810,480
Financials	165,608,537	62,988,077		—	228,596,614
Health Care	14,193,157	2,477,617		—	16,670,774
Industrials	44,106,425	4,429,471		—	48,535,896
Information Technology	183,695,254	3,233,742		—	186,928,996
Materials	31,254,298	8,632,543		—	39,886,841
Real Estate	—	4,295,263		—	4,295,263
Telecommunication Services	6,483,219	—		—	6,483,219
Total Common Stocks	$555,782,542	$132,591,304	*	$—	$688,373,846
Exchange-Traded Funds	$59,128,399	$—		$—	$59,128,399
Short-Term Investments	—	130,173,123		—	130,173,123
Total Investments	$614,910,941	$262,764,427		$—	$877,675,368
Futures Contracts	$5,870,966	$—		$—	$5,870,966
Total	$620,781,907	$262,764,427		$—	$883,546,334

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Worldwide Health Sciences Fund

May 31, 2017 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2017, the value of the Fund’s investment in the Portfolio was $1,142,935,405 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Biotechnology — 26.2%
AbbVie, Inc.	187,548	$12,381,919
Alexion Pharmaceuticals, Inc.(1)	143,788	14,095,538
Biogen, Inc.(1)	132,800	32,903,856
BioMarin Pharmaceutical, Inc.(1)	226,353	19,837,577
Bioverativ, Inc.(1)	134,621	7,416,271
Celgene Corp.(1)	444,921	50,903,412
Galapagos NV(1)	99,828	8,289,099
Gilead Sciences, Inc.	464,801	30,160,937
Incyte Corp.(1)	176,462	22,821,830
Ligand Pharmaceuticals, Inc.(1)	55,407	5,999,470
Regeneron Pharmaceuticals, Inc.(1)	39,536	18,149,396
Shire PLC	701,207	40,384,143
Shire PLC ADR	82,128	14,185,148
Vertex Pharmaceuticals, Inc.(1)	180,739	22,339,340

		$299,867,936

Health Care Equipment — 15.3%
Boston Scientific Corp.(1)	936,126	$25,303,486
Edwards Lifesciences Corp.(1)	269,163	30,972,586
Hologic, Inc.(1)	491,712	21,296,047
Intuitive Surgical, Inc.(1)	39,163	35,821,613
Medtronic PLC	70,571	5,947,724
Teleflex, Inc.	59,329	11,866,986
Wright Medical Group NV(1)	732,576	19,574,431
Zimmer Biomet Holdings, Inc.	202,239	24,108,911

		$174,891,784

Health Care Facilities — 1.6%
HCA Healthcare, Inc.(1)	224,376	$18,378,638

		$18,378,638

Health Care Services — 0.5%
UDG Healthcare PLC	543,774	$5,724,700

		$5,724,700

Health Care Supplies — 3.3%
ConvaTec Group PLC(1)(2)	3,053,151	$12,608,057
Cooper Cos., Inc. (The)	85,807	18,770,281
West Pharmaceutical Services, Inc.	59,199	5,743,487

		$37,121,825

Life Sciences Tools & Services — 2.9%
Thermo Fisher Scientific, Inc.	194,159	$33,548,734

		$33,548,734

1

Security	Shares	Value
Managed Health Care — 9.2%
Aetna, Inc.	191,137	$27,688,106
Centene Corp.(1)	128,662	9,344,721
Humana, Inc.	83,440	19,379,774
UnitedHealth Group, Inc.	281,146	49,251,156

		$105,663,757

Pharmaceuticals — 39.8%
Allergan PLC	281,471	$62,979,136
AstraZeneca PLC	241,920	16,345,968
Bayer AG	124,203	16,503,167
Bristol-Myers Squibb Co.	645,201	34,808,594
Eli Lilly & Co.	645,890	51,393,467
Galenica AG(1)(2)	125,114	5,858,159
Johnson & Johnson	347,253	44,535,197
Merck & Co., Inc.	136,719	8,901,774
Novo Nordisk A/S, Class B	337,090	14,310,992
Pacira Pharmaceuticals, Inc.(1)	128,246	5,694,122
Pfizer, Inc.	1,327,953	43,357,666
Roche Holding AG PC	256,077	70,305,647
Santen Pharmaceutical Co., Ltd.	918,532	12,651,879
Shionogi & Co., Ltd.	187,378	10,019,798
UCB SA	235,451	16,613,403
Zoetis, Inc.	644,919	40,165,555

		$454,444,524

Total Common Stocks (identified cost $975,635,493)		$1,129,641,898

Short-Term Investments — 0.0%(3)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.08%(4)	3,189	$3,191

Total Short-Term Investments (identified cost $3,191)		$3,191

Total Investments — 98.8% (identified cost $975,638,684)		$1,129,645,089

Other Assets, Less Liabilities — 1.2%		$13,290,670

Net Assets — 100.0%		$1,142,935,759

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2017, the aggregate value of these securities is $18,466,216 or 1.6% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

2

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2017 was $36,629.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	77.5%	$885,844,929
United Kingdom	7.3	83,523,316
Switzerland	6.7	76,163,806
Belgium	2.2	24,902,502
Japan	2.0	22,671,677
Germany	1.4	16,503,167
Denmark	1.2	14,310,992
Ireland	0.5	5,724,700

Total Investments	98.8%	$1,129,645,089

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Written options activity for the fiscal year to date ended May 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	11,600	2,471,673
Options terminated in closing purchase transactions	(5,800)	(1,346,034)
Options expired	(5,800)	(1,125,639)

Outstanding, end of period	—	$—

The Portfolio did not have any open financial instruments at May 31, 2017.

During the fiscal year to date ended May 31, 2017, the Portfolio entered into a combination of option transactions on an individual security to seek return and/or to seek to reduce the Portfolio’s exposure to a decline in the stock price.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$978,012,064

Gross unrealized appreciation	$185,253,031
Gross unrealized depreciation	(33,620,006)

Net unrealized appreciation	$151,633,025

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

3

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$251,194,694	$48,673,242		$—	$299,867,936
Health Care Equipment	174,891,784	—		—	174,891,784
Health Care Facilities	18,378,638	—		—	18,378,638
Health Care Services	—	5,724,700		—	5,724,700
Health Care Supplies	24,513,768	12,608,057		—	37,121,825
Life Sciences Tools & Services	33,548,734	—		—	33,548,734
Managed Health Care	105,663,757	—		—	105,663,757
Pharmaceuticals	297,693,670	156,750,854		—	454,444,524
Total Common Stocks	$905,885,045	$223,756,853	*	$—	$1,129,641,898
Short-Term Investments	$—	$3,191		$—	$3,191
Total Investments	$905,885,045	$223,760,044		$—	$1,129,645,089

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 21, 2017